FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Insurance Coverage (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Maximum limits of claims for operational risks	R$ 900,000
Maximum limits of claims for general civil liability risks	R$ 75,000